Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenue	$ 1,493,709	$ 7,294,700
Cost of revenue	(944,347)	(7,336,425)
Gross income	549,362	(41,725)
Operating expenses:
Selling and marketing expenses	(127,586)	(278,988)
General and administrative expenses	(1,226,493)	(1,862,404)
Total operating expenses	(1,354,079)	(2,141,392)
Loss from operations	(804,717)	(2,183,117)
Interest income	37,417	36,166
Interest expense	(397,174)	(416,539)
Investment income / (loss)	931,959	(104,354)
Government grant		275
Foreign currency exchange loss	(158,905)	(323,046)
Loss on disposals of equipment	1,545
Impairment loss	6,526
Other expenses, net	12,388	(1,613)
Loss before income taxes	(370,961)	(2,992,228)
Income tax benefits	3,988	8,112
Net loss	(366,973)	(2,984,116)
Other comprehensive loss:
Foreign currency translation adjustment	(981,042)	(4,616,732)
Total comprehensive loss	$ (1,348,015)	$ (7,600,848)
Net (loss) / earnings per ordinary share, basic	$ (0.02)	$ (0.20)
Net (loss) / earnings per ordinary share, diluted	$ (0.02)	$ (0.20)
Weighted average number of ordinary shares, basic	15,440,444	14,900,000
Weighted average number of ordinary shares, diluted	15,440,444	14,900,000